Share-based compensation - SOP III Awards Reconciliation (Details) - SOP III	12 Months Ended
Mar. 31, 2018 shares
RSUs
Outstanding awards reconciliation
Outstanding as of beginning of the period (in shares)	474,220
Granted during the period (in shares)	160,699
Exercised during the period (in shares)	(322,942)
Forfeited during the period (in shares)	(71,339)
Outstanding as of end of the period (in shares)	240,638
SARs
Outstanding awards reconciliation
Outstanding as of beginning of the period (in shares)	351,323
Granted during the period (in shares)	0
Exercised during the period (in shares)	(84,166)
Forfeited during the period (in shares)	(85,273)
Outstanding as of end of the period (in shares)	181,884
PSAs
Outstanding awards reconciliation
Outstanding as of beginning of the period (in shares)	939,158
Granted during the period (in shares)	48,733
Exercised during the period (in shares)	(230,236)
Forfeited during the period (in shares)	(61,391)
Outstanding as of end of the period (in shares)	696,264